                        VAN KAMPEN SMALL CAP VALUE FUND,
                      A SERIES OF VAN KAMPEN EQUITY TRUST

                    SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                        PROSPECTUS DATED JULY 30, 2004,
        AS PREVIOUSLY SUPPLEMENTED ON JULY 30, 2004 AND AUGUST 16, 2004

     The Prospectus is hereby supplemented as follows:

     The Board of Trustees of the Fund has approved a reduction of the advisory fee rate schedule of the Fund. Under the new advisory fee rate schedule, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS   PERCENT PER ANNUM
------------------------   -----------------
First $500 million.......       0.670%
Next $500 million........       0.645%
Over $1 billion..........       0.620%

     The new advisory fee schedule is effective November 1, 2004.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   SCV SPT 11/04
                                                                     65202SPT-01

                        VAN KAMPEN SMALL CAP VALUE FUND,
                      A SERIES OF VAN KAMPEN EQUITY TRUST

                    SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
                                 CLASS I SHARES
                        PROSPECTUS DATED JULY 30, 2004,
                  AS PREVIOUSLY SUPPLEMENTED ON JULY 30, 2004

     The Prospectus is hereby supplemented as follows:

     The Board of Trustees of the Fund has approved a reduction of the advisory fee rate schedule of the Fund. Under the new advisory fee rate schedule, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS   PERCENT PER ANNUM
------------------------   -----------------
First $500 million.......       0.670%
Next $500 million........       0.645%
Over $1 billion..........       0.620%

     The new advisory fee schedule is effective November 1, 2004.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  SCV SPTI 11/04